ORDINARY SHARES	12 Months Ended
Dec. 31, 2024
ORDINARY SHARES
ORDINARY SHARES

23.ORDINARY SHARES

	As at 31	As at 31
	December 2024	December 2023
	$’000	$’000
Ordinary share capital
Issued and fully paid
536,963,471 Ordinary Shares of $0.001 each	712	634
Issued in the period
177,911,882 Ordinary Shares of $0.001 each	226	78
714,875,853 Ordinary Shares of $0.001 each	938	712

Share premium
At beginning of the period	209,779	202,103
Issued in the period	22,748	7,676
Issue costs	—	—
At the end of period	232,257	209,779